Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2024
Entity File Number	333-277828
Entity Registrant Name	EWSB BANCORP, INC.
Entity Central Index Key	0002013792
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	109 West Second Street
Entity Address, City or Town	Kaukauna
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54130
City Area Code	920
Local Phone Number	766-4646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false